CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Loss
Balances at beginning of period at Dec. 31, 2022	$ 347,596	$ 320,991	$ 119,368	$ (92,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,067		59,067
Cash dividends declared	(19,327)		(19,327)
Repurchase of common stock	(5,157)	(5,157)
Issuance of common stock	70	70
Share based compensation	2,229	2,229
Share based compensation withholding obligation	(650)	(650)
Other comprehensive income	20,621			20,621
Balances at end of period at Dec. 31, 2023	404,449	317,483	159,108	(72,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,790		66,790
Cash dividends declared	(20,045)		(20,045)
Issuance of common stock	13	13
Share based compensation	2,332	2,332
Share based compensation withholding obligation	(1,051)	(1,051)
Other comprehensive income	2,198			2,198
Balances at end of period at Dec. 31, 2024	454,686	318,777	205,853	(69,944)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,541		68,541
Cash dividends declared	(21,600)		(21,600)
Repurchase of common stock	(12,433)	(12,433)
Share based compensation	2,716	2,716
Share based compensation withholding obligation	(1,215)	(1,215)
Other comprehensive income	12,256			12,256
Balances at end of period at Dec. 31, 2025	$ 502,951	$ 307,845	$ 252,794	$ (57,688)